UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345 )

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/10 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGM -- Assured Guaranty Municipal Corporation
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
IF -- Inverse Floater
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.2%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.2%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	$2,100,000	$2,188,284
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Baa3	1,000,000	1,029,080
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,575,510
			4,792,874

Alaska (1.3%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,430,000	1,451,965
Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,684,127
			5,136,092

Arizona (2.1%)
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	968,240
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	2,068,240
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds,
Ser. E, 5 3/4s, 6/1/16	Baa2	3,250,000	3,470,740
U. Medical Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s,
7/1/39	Baa1	1,750,000	1,884,838
			8,392,058

Arkansas (0.1%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, AGM, 4s, 11/1/21	AAA	590,000	604,921
			604,921

California (15.6%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (St.
Rose Hosp.), Ser. A, 6s, 5/15/29	A-	3,000,000	3,114,210
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	BBB/P	1,870,000	1,604,703
CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	750,000	789,300
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,017,230
CA Edl. Fac. Auth. Rev. Bonds (Claremont Graduate U.),
Ser. A, 5s, 3/1/42	A3	1,750,000	1,695,698
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med.
Ctr.), 5s, 8/15/39	A2	1,800,000	1,743,390
CA Muni. Fin. Auth. Certificates of Participation
(Cmnty. Hosp. of Central CA), 5 1/2s, 2/1/39	Baa2	2,000,000	1,800,720
CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim
Place Claremont), Ser. A, 5 7/8s, 5/15/29	A-	1,500,000	1,523,580
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	5,617,550
5 3/4s, 4/1/31	A1	2,000,000	2,136,280
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	2,500,000	2,687,000
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5 1/4s,
7/1/21	Aa3	1,000,000	1,114,460
CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,208,890
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,069,150
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB	2,000,000	2,139,080
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA	2,000,000	2,063,740
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	2,475,000	2,750,690
Ser. A, AMBAC, zero %, 6/1/24	Aa3	5,000,000	2,078,800
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds

(Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	AA	2,100,000	1,542,261
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	820,350
Merced, City School Dist. G.O. Bonds (Election
of 2003), NATL
zero %, 8/1/25	A	1,190,000	461,910
zero %, 8/1/24	A	1,125,000	469,260
zero %, 8/1/23	A	1,065,000	476,715
zero %, 8/1/22	A	1,010,000	484,214
Oakland, Unified School Dist. Alameda Cnty., G.O.
Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	A1	2,500,000	2,772,550
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, NATL, zero %, 12/1/21	A	5,500,000	2,686,805
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, AGM, 5 1/4s, 7/1/19 (Prerefunded)	AAA	2,000,000	2,254,660
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	A	3,680,000	4,139,411
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 1/4s, 1/1/24	A1	1,000,000	1,073,230
Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,082,460
Walnut Valley, Unified School Dist. G.O. Bonds
(Election of 2007), Ser. A, AGM
5s, 8/1/28	AAA	1,055,000	1,092,379
5s, 8/1/27	AAA	1,745,000	1,816,580
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/24	A1	2,000,000	2,049,500
			63,376,756

Colorado (1.1%)
CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran),
Ser. A, 6 1/8s, 6/1/38	A3	2,545,000	2,601,270
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	A	1,000,000	1,016,500
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	A	3,525,000	688,256
			4,306,026

Florida (8.4%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,377,763
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s,
10/1/29	A1	1,000,000	1,041,530
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, NATL, 7.65s, 7/1/16	A	13,675,000	16,104,227
Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,068,520
Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s,
10/1/34	A2	1,000,000	1,007,220
Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, FSA, XLCA,
5s, 10/1/23	AAA	1,000,000	1,052,380
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, NATL, 8 1/4s, 7/1/14	A1	5,000,000	6,092,450
South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s,
4/1/29	Baa2	660,000	676,414
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), AGM, 7.15s, 11/1/15	AAA	3,935,000	4,753,559
			34,174,063

Georgia (2.0%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	1,500,000	1,590,255
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, NATL, 4 3/4s,
4/1/11	A	3,000,000	3,096,990
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,635,285
			8,322,530

Guam (0.3%)
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,055,460
			1,055,460

Illinois (7.5%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa2	155,000	163,293
Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL,
5 1/4s, 12/1/19	Aa2	1,500,000	1,569,270
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. F, 5s,
1/1/40	A1	1,045,000	1,030,610
Cicero, G.O. Bonds, Ser. A, SGI, 5 1/4s, 1/1/21	BBB+/P	2,250,000	2,189,025
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), AGM, 5.6s, 1/1/20	Aa2	1,000,000	1,069,810
IL Fin. Auth. Rev. Bonds
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,556,010
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A	2,500,000	2,565,775
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	940,240
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,567,897
IL State G.O. Bonds, AGM, 5s, 1/1/21	AAA	2,000,000	2,143,880
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM
5s, 1/1/23	AAA	3,750,000	4,022,400
5s, 1/1/22	AAA	2,500,000	2,694,450
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A2	5,500,000	2,910,765
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aa2	5,000,000	6,320,750
			30,744,175

Indiana (3.3%)
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtge.), FGIC, NATL, 5s, 7/15/25	AA+	1,345,000	1,407,838
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds
Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,090,980
Ser. A, AMBAC, 5s, 1/1/20	A1	5,695,000	6,054,468
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	185,000	190,532
4.15s, 7/1/16	Aaa	260,000	268,078
4.1s, 7/1/15	Aaa	80,000	82,489
3.95s, 7/1/14	Aaa	255,000	263,583
3.9s, 1/1/14	Aaa	185,000	190,337
Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,259,820
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,694,865
			13,502,990

Kentucky (0.5%)
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	857,120
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	1,025,060
			1,882,180

Louisiana (1.0%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	BBB	2,000,000	1,984,100
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aa1	2,000,000	2,139,260
			4,123,360

Maryland (0.5%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U.
of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,057,300
			2,057,300

Massachusetts (4.1%)
MA Edl. Fin. Auth. I Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,059,860
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	745,612
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,069,700
(Brandeis U.), Ser. 0-2, 5s, 10/1/21	A1	4,000,000	4,350,080
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s,
5/1/19	A-	1,000,000	1,065,690
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,106,600
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	530,260
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,047,792
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/28	A	1,000,000	1,002,880
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,664,586
			16,643,060

Michigan (5.5%)
Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s,
7/1/33	AAA	1,000,000	1,194,780
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AAA	1,575,000	1,698,890
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, NATL, 5 1/2s, 1/15/17 (Prerefunded)	AA	500,000	534,200
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,069,910
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A1	1,000,000	991,960
MI State Strategic Fund Rev. Bonds (Dow Chemical),
Ser. B-2, 6 1/4s, 6/1/14	BBB-	1,000,000	1,118,390
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Baa1	3,500,000	3,635,975
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC, 7s, 5/1/21	A2	4,000,000	4,882,840
Midland Cnty., Bldg. Auth. G.O. Bonds, AGM, 5s, 10/1/25	AAA	1,000,000	1,045,310
Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s,
12/1/27	AAA	1,775,000	1,896,375
Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A,
6 3/4s, 11/1/39	A2	500,000	524,010
Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	AAA	3,500,000	3,659,950
			22,252,590

Minnesota (0.8%)
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	1,500,000	1,492,695
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	1,800,000	1,730,862
			3,223,557

Mississippi (0.9%)
Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds,
Ser. A, 5s, 5/1/37	BBB+	1,750,000	1,724,748
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	1,745,000	1,849,683
			3,574,431

Missouri (1.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s,
6/1/39	A+	1,150,000	1,193,551
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,188,060
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. B, 0.24s, 9/1/30	VMIG1	600,000	600,000
			3,981,611

New Hampshire (0.3%)
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,300,000	1,329,913
			1,329,913

New Jersey (1.6%)
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's
U. Hosp.), 5 3/4s, 7/1/37	Baa2	2,500,000	2,519,200
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,054,050
NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s,
1/1/30	A+	3,000,000	3,078,090
			6,651,340

New Mexico (0.6%)
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.),
Ser. B, 0.21s, 9/1/24	P-1	2,500,000	2,500,000
			2,500,000

New York (5.3%)
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AAA	2,275,000	2,497,653
5 3/4s, 5/1/27	AAA	6,590,000	7,272,460
NY City, G.O. Bonds, Ser. H-1, 5s, 3/1/18	Aa2	1,500,000	1,692,105
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, SGI
5 3/8s, 7/1/22	Baa1	2,270,000	2,344,547
5 3/8s, 7/1/20	Baa1	2,215,000	2,301,651
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,257,280
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	AAA	2,000,000	2,124,980
Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds
(Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	AAA	1,000,000	1,077,730
			21,568,406

North Carolina (1.4%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	500,000	514,130
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,612,020
Ser. B, 5s, 1/1/26	A-	2,000,000	2,077,760
U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A3	1,500,000	1,562,295
			5,766,205

Ohio (6.2%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 7/8s, 6/1/30	BBB	5,890,000	4,985,178
5 3/4s, 6/1/34	BBB	500,000	392,075
5 3/8s, 6/1/24	BBB	4,235,000	3,997,162
5 1/8s, 6/1/24	BBB	1,755,000	1,613,494
Erie Cnty., Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), Ser. A, 5 1/2s, 8/15/22	A-	3,150,000	3,097,332
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
AGM, 5s, 4/1/24	AAA	2,000,000	2,065,260
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aa3	1,535,000	1,592,823
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	30,000	18,764
OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa1	2,800,000	3,091,452
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	787,088
U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	AAA	3,375,000	3,586,579
			25,227,207

Oklahoma (0.3%)
Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s,
6/1/24	A3	1,300,000	1,314,014
			1,314,014

Oregon (0.2%)
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	750,000	816,728
			816,728

Pennsylvania (3.8%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U.

of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	3,117,270
Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. &
Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,182,010
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	2,500,000	2,632,000
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	524,355
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	3,000,000	3,046,380
Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1,
5 1/4s, 11/15/16	BBB+	1,100,000	1,138,654
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	2,026,977
			15,667,646

Puerto Rico (4.1%)
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, NATL, 6s, 7/1/27	A	1,500,000	1,594,185
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa1	2,890,000	3,043,806
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX,
5 1/4s, 7/1/40	A3	2,250,000	2,276,325
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
N, 5 1/2s, 7/1/21	A3	1,000,000	1,087,810
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	865,000	934,658
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A1	7,000,000	7,620,340
			16,557,124

South Dakota (0.3%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,279,813
			1,279,813

Tennessee (0.5%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	1,877,935
			1,877,935

Texas (8.7%)
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,486,625
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	2,500,000	2,892,700
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1, 0.21s, 9/1/31	VMIG1	8,230,000	8,230,000
Hays Cnty., G.O. Bonds, AGM, 5s, 8/15/24	Aa2	1,190,000	1,263,197
Houston, Arpt. Syst. Rev. Bonds, AGM, 5s, 7/1/21	AAA	5,280,000	5,416,276
La Joya, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,663,825
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	A	1,000,000	1,006,490
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	2,000,000	2,134,460
Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. &
Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	654,582
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,074,010
Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/2s, 2/15/15	Aaa	140,000	144,277
North TX Thruway Auth. Rev. Bonds, Ser. A, NATL,
5 1/8s, 1/1/28	A2	1,500,000	1,531,785
North TX, Thruway Auth. Rev. Bonds (First Tier),
Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	3,988,705
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,130,500
			35,617,432

Utah (1.4%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, NATL,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	A+	5,545,000	5,857,738
			5,857,738

Virginia (0.4%)
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A-	1,575,000	1,696,637
			1,696,637

Washington (3.3%)
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,526,850
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,070,280
Ser. B, NATL, 5s, 2/15/27	A	2,415,000	2,296,302
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aaa	6,000,000	7,500,000
			13,393,432

West Virginia (1.2%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa3	5,000,000	5,108,700
			5,108,700

Wisconsin (0.9%)
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,275,240
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,353,975
			3,629,215

Wyoming (0.5%)
Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho
Power Co.), 5 1/4s, 7/15/26	A2	1,800,000	1,903,392
			1,903,392

TOTAL INVESTMENTS

Total investments (cost $376,134,135)(b)			$399,908,911

Notes to The fund's portfolio

The Notes to The fund's portfolio is referencing the period from February 1, 2010 through April 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $407,044,028.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $376,134,135, resulting in gross unrealized appreciation and depreciation of $25,884,554 and $2,109,778, respectively, or net unrealized appreciation of $23,774,776.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Utilities	18.6%
Local Government	18.2
Healthcare	16.8
Education	10.1

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	18.9%
AMBAC	12.7

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	399,908,911	--

Totals by level	$--	$399,908,911	$--

F1 For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345 )

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/10 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.5%)
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Baa3	$6,000,000	$6,225,120
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 0.27s, 2/1/40	VMIG1	3,165,000	3,165,000
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,000,000	3,151,020
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	608,198
6s, 8/1/25	B/P	1,700,000	1,495,711
			14,645,049

Arizona (3.4%)
Calhoun Cnty., Sales & Use Tax Rev. Bonds
(Georgia-Pacific Corp.), 6 3/8s, 11/1/26	Ba3	2,000,000	2,004,740
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	7,179,331
7 1/4s, 12/1/19	B+/P	500,000	501,980
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BBB+/P	3,015,000	3,149,168
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BBB+/P	1,900,000	1,985,690
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	885,000	932,817
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	4,000,000	3,872,960
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), 5s, 12/1/42	BBB	1,000,000	892,790
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,469,024
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	500,000	495,805
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,560,800
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,000,000	1,010,150
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	1,985,725
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	1,430,000	1,292,019
			33,332,999

Arkansas (0.3%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BBB-/P	2,000,000	2,097,660
Little River Cnty., Rev. Bonds (Georgia-Pacific
Corp.), 5.6s, 10/1/26	Ba3	1,290,000	1,195,907
			3,293,567

California (10.5%)
CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s,
7/1/39	A2	5,000,000	5,262,000
CA Edl. Fac. Auth. Rev. Bonds (Claremont Graduate U.),
Ser. A, 5s, 3/1/42	A3	1,580,000	1,530,973
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
Ser. A, ACA, zero %, 12/1/24	B/P	2,000,000	218,720
(Cap. Appn.), Ser. A, ACA, zero %, 12/1/23	B/P	2,000,000	232,180
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	5,959,730
5 1/4s, 2/1/37	Baa2	3,205,000	2,832,323
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	5,500,000	5,549,445
CA State G.O. Bonds, 5 1/2s, 3/1/40	A1	5,750,000	5,970,570
CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	3,750,000	4,090,463
Ser. A-1, 6s, 3/1/35	A2	2,000,000	2,074,920
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	2,025,000	2,108,714
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	3,300,000	2,904,693
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,000,000	1,000,330
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB-	2,500,000	2,479,875
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,078,300

(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB	1,000,000	848,050
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BBB-/P	1,790,000	1,484,948
5s, 9/2/30	BBB-/P	1,695,000	1,479,328
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	1,890,000	1,732,298
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	355,000	307,998
Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23	Baa3	1,500,000	1,548,240
(CA Toll Roads), 5 3/4s, 1/15/40	Baa3	3,200,000	3,093,696
zero %, 1/15/38	Baa3	9,000,000	1,296,540
zero %, 1/15/37	Baa3	5,000,000	802,950
zero %, 1/15/30	Baa3	6,000,000	1,583,400
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A, AMBAC, zero %, 6/1/24	Aa3	23,000,000	9,562,480
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 03-19)
5s, 9/2/29	B/P	1,775,000	1,503,230
5s, 9/2/25	B/P	1,350,000	1,192,320
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	705,000	623,453
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	1,250,000	1,367,250
North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	345,000	287,230
Ser. D, 5s, 9/1/26	BBB-/P	1,090,000	986,406
Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24	BBB-/P	1,345,000	1,274,455
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	2,875,000	2,656,010
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	700,945
Ser. 97-01, 5.1s, 9/1/35	BB+/P	2,895,000	2,445,087
Ser. 97-01, 5s, 9/1/29	BB+/P	1,355,000	1,206,804
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Special Tax (No. 6 Mission Bay South), Ser. A,
5.15s, 8/1/35	BB/P	1,000,000	833,540
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South Redev.), Ser. D,
6 1/2s, 8/1/31	BBB	500,000	530,580
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,372,935
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,350,000	6,355,143
Selma, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. C, AGO, zero %, 8/1/37	AAA	2,400,000	389,328
Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,516,770
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,782,381
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B+/P	4,820,000	3,451,891
			104,508,922

Colorado (1.8%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34	BB-/P	750,000	803,858
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	4,810,000	4,916,348
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,064,400
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,438,137
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,250,000	1,158,963
(Valley View Assn.), 5 1/8s, 5/15/37	BBB	1,000,000	931,600
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	769,088
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	675,000	534,013
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	A	12,000,000	2,343,000
			17,959,407

Connecticut (0.8%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	1,855,500
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA Electric Co.), Ser. A, 5.85s, 9/1/28	Baa2	3,250,000	3,291,145
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A,
7 3/4s, 1/1/43	BB/P	2,800,000	2,910,292
			8,056,937

Delaware (0.2%)
DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.),
5.4s, 2/1/31	Baa2	1,700,000	1,730,634
			1,730,634

District of Columbia (1.0%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB-/F	94,730,000	3,731,415
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	120,674
zero %, 10/1/39	Baa1	10,000,000	1,307,400
zero %, 10/1/38	Baa1	20,000,000	2,848,600
zero %, 10/1/37	Baa1	15,200,000	2,318,760

			10,326,849

Florida (4.7%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 3.518s, 11/1/15	D/P	1,175,000	589,310
Cap. Region Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 7s, 5/1/39	BB-/P	990,000	938,480
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,315,245
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B,
5 1/8s, 11/1/14	B-/P	675,000	650,950
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,395,000	1,859,861
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	1,225,000	1,260,660
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	5,250,000	4,080,090
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,657,237
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	2,925,000	2,363,195
(Shell Pt./Alliance), 5s, 11/15/32	BB	3,210,000	2,618,429
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB	2,000,000	1,812,460
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	730,000	621,997
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba2	2,000,000	2,028,140
Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl.
Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	1,000,000	1,005,890
Middle Village Cmnty. Dev. Dist. Special Assmt.,
Ser. A, 6s, 5/1/35	BB/P	2,000,000	1,815,600
Myrtle Creek, Impt. Dist. Special Assmt. Bonds,
Ser. A, 5.2s, 5/1/37	BB-/P	2,140,000	1,259,069
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37 (In default) (NON)	D/P	2,590,000	1,526,805
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
1.919s, 5/1/36	D/P	4,030,000	1,615,829
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev.
Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB/F	1,850,000	1,561,733
Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	CCC/P	2,000,000	783,520
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/10 (In default) (NON)	D/P	2,035,000	619,332
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,820,000	1,929,444
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38 (In default) (NON)	D/P	1,880,000	606,544
Tolomato, Cmnty. Dev. Dist. Special Assmt. (Split Pine
Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39	BB-/P	4,680,000	3,272,209
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	1,300,000	1,111,513
5.4s, 5/1/37	BB-/P	3,320,000	2,457,331
Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,890,000	1,177,338
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	885,000	815,218
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	B-/P	985,000	594,684
Ser. B, 5s, 11/1/13	B-/P	1,665,000	1,163,619
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37 (In default) (NON)	CCC/P	1,910,000	706,643
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36 (In default) (NON)	D/P	1,950,000	749,249
6 1/4s, 5/1/22 (In default) (NON)	D/P	1,665,000	646,536
			47,214,160

Georgia (2.8%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	5,000,000	5,300,850
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds
(Delta Airlines), Ser. B, 9s, 6/1/35	CCC+	4,000,000	4,175,480
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Georgia-Pacific Corp.), 6 1/2s, 6/1/31	Ba3	3,400,000	3,441,038
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	1,800,000	1,605,276
(First Mtge. Lenbrook), Ser. A, 5 1/8s, 7/1/42	B/P	1,000,000	636,150
(First Mtge. Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,240,000	2,000,275
Gainesville & Hall Cnty., Devauth Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2,
6 5/8s, 11/15/39	BBB+	1,200,000	1,224,144
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas),
Ser. A, 5 1/2s, 9/15/21	A+	1,255,000	1,276,134
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	4,150,000	4,029,318
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	3,050,000	2,599,973
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	1,400,000	1,300,292
			27,588,930

Guam (0.1%)
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,055,460
			1,055,460

Hawaii (0.5%)
HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,508,504
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	3,500,000	3,798,620
			5,307,124

Illinois (4.0%)
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	3,250,000	3,012,945
Chicago, Waste Wtr. Transmission VRDN, Ser. C-2,
0.28s, 1/1/39	VMIG1	3,500,000	3,500,000
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	CCC/P	900,000	678,132
IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	4,041,065
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	2,150,000	2,384,006
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,250,000	5,495,910
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,425,000	1,522,898
(Roosevelt U.), 6 1/2s, 4/1/44	Baa2	245,000	252,803
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,101,440
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,391,342
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	2,000,000	1,880,480
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	4,947,278
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12	CCC/P	143,414	117,603
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	632,654	494,963
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	1,000,000	300,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	6,000,000	5,871,480
			39,992,345

Indiana (0.4%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/32	BBB-/F	2,450,000	2,188,879
IN State Fin. Auth. Rev. Bonds (U.S. Steel Corp.), 6s,
12/1/26 (FWC)	BB+/F	2,000,000	2,000,000
			4,188,879

Iowa (2.4%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	13,155,000	14,660,327
Ser. A, 5 1/4s, 7/1/18	BB+	2,500,000	2,222,800
IA Fin. Auth. Hlth. Fac. Rev. Bonds
(Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	3,185,000	2,606,094
(Care Initiatives), Ser. A, 5s, 7/1/20	BB+	1,700,000	1,427,133
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	290,679
Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser.
IA, 6 1/2s, 1/1/29	CCC	45,000	45,073
Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C,
5 3/8s, 6/1/38	BBB	3,000,000	2,299,950
			23,552,056

Kansas (0.7%)
Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village), 7 1/4s, 5/15/39	BB+/P	1,500,000	1,535,805
5 1/2s, 5/15/39	BB+/P	2,500,000	2,066,175
5 3/8s, 5/15/27	BB+/P	3,400,000	2,952,662
			6,554,642

Kentucky (0.9%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtge.),
Ser. IA, 8s, 1/1/29	B+/P	247,000	247,403
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	1,365,000	1,390,526
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,890,120
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	856,599
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	2,000,000	2,142,800
			8,527,448

Louisiana (1.2%)
LA Hlth. Ed. Auth. Rev. Bonds (Lambeth House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	2,713,590
Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s,
11/1/36	Baa2	2,250,000	1,974,915
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	5,350,000	5,172,915
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB	2,170,000	2,177,183
			12,038,603

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	5,000,000	4,303,300

			4,303,300

Maryland (1.3%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A3	1,700,000	1,961,936
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	4,765,331
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	563,874
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	4,099,104
6s, 5/1/24	BB/P	2,000,000	1,793,820
			13,184,065

Massachusetts (6.7%)
MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds
(Groves-Lincoln), Ser. A, 7 3/4s, 6/1/39	BB-/P	2,000,000	2,062,800
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	1,840,000	2,047,534
(Lasell College), 6 3/4s, 7/1/31	BB+/P	210,000	209,639
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	3,690,000	2,736,320
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	1,645,000	1,256,287
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	1,593,420
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	1,000,000	786,220
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	1,886,400
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,287,455
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	1,908,254
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	6,615,000	7,694,766
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	5,923,232
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	9,750,000	9,857,250
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	5,000,000	4,398,450
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,473,788
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	5,685,000	5,795,346
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,010,840
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	3,950,000	2,667,514
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,128,162
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	845,640
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,433,008
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,088,785
MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone
Institute & Newton Home), 7.9s, 1/1/24	BB-/P	750,000	733,395
			66,824,505

Michigan (2.1%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	1,750,000	1,511,598
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	1,961,000	2,501,805
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	2,880,000	2,663,222
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	4,000,000	4,125,680
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
7 1/2s, 7/1/39	Ba1	700,000	704,340
6s, 7/1/20	Ba1	1,905,000	1,868,005
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A
5 3/4s, 9/1/17	Ba1	1,595,000	1,529,589
5 5/8s, 9/1/10	Ba1	170,000	170,294
MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford
Hlth.), 5 3/4s, 11/15/39	A1	4,400,000	4,356,704
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. A, 0.3s, 6/1/31 (LaSalle Bank Midwest (LOC))	A-1	1,100,000	1,100,000
			20,531,237

Minnesota (1.8%)
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.3s, 9/1/29	A-1+	1,480,000	1,480,000
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,505,600
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	854,950
5 3/8s, 10/1/26	B/P	250,000	226,073
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M1, 0.3s, 10/1/32	VMIG1	1,671,000	1,671,000
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes)
6 1/8s, 10/1/39	BB/P	1,375,000	1,339,278
6s, 10/1/27	BB/P	1,250,000	1,239,263
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,432,515
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	713,976
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	5,035,000	4,841,606
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,168,188
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Ba1	1,000,000	927,810
			18,400,259

Mississippi (0.8%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	1,999,840
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	5,748,785
			7,748,625

Missouri (0.9%)
Carthage, Hosp. Rev. Bonds, 5 7/8s, 4/1/30	B-/P	1,100,000	884,796
MO State Hlth. & Edl. Fac. Auth. VRDN (Sisters
of Mercy Hlth.), Ser. A, 0.28s, 6/1/16	VMIG1	7,760,000	7,760,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	560,000	584,836
			9,229,632

Montana (0.3%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	635,820
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
0.3s, 12/1/25	VMIG1	1,450,000	1,450,000
MT State Board Inv. Exempt Fac. Rev. Bonds (Stillwater
Mining), 8s, 7/1/20	B	750,000	658,988
			2,744,808

Nebraska (0.3%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	BB+	1,500,000	1,498,905
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	123,433	23,452
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	1,582,934	23,744
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel
Oblig. Group), 5 5/8s, 1/1/40	A-/F	1,825,000	1,829,563
			3,375,664

Nevada (1.4%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB+/P	945,000	903,051
(Summerlin No. 151), 5s, 8/1/25	BB-/P	300,000	208,005
(Summerlin No. 151), 5s, 8/1/20	BB-/P	335,000	253,183
(Summerlin No. 151), 5s, 8/1/19	BB-/P	1,140,000	882,463
(Summerlin No. 151), 5s, 8/1/18	BB-/P	1,100,000	872,817
(Summerlin No. 151), 5s, 8/1/17	BB-/P	1,300,000	1,064,297
Clark Cnty., Indl. Dev. Rev. Bonds (NV Pwr. Co.)
Ser. B, 5.9s, 10/1/30	BB+	2,000,000	1,928,680
Ser. C, 5 1/2s, 10/1/30	BB+	2,500,000	2,431,200
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25	BB+/P	800,000	605,176
(No. T-18), 5s, 9/1/16	B/P	375,000	178,913
(No. T-18), 5s, 9/1/15	B/P	2,295,000	1,107,223
(No. T-18), 5s, 9/1/14	B/P	2,325,000	1,139,785
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	970,000	870,691
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	177,666
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,450,000	1,344,585
			13,967,735

New Hampshire (0.8%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	6,000,000	5,330,940
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	2,413,104
			7,744,044

New Jersey (3.5%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	4,651,295
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	4,000,000	4,014,360
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	424,460
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	2,852,100
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	462,325
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,589,438
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	667,656
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	5,000,000	4,965,800
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	2,948,215
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,156,840
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,500,000	4,534,560
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,273,470
			34,540,519

New Mexico (0.9%)
Farmington, Poll. Control Rev. Bonds (San Juan)
Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	6,893,080
Ser. B, 4 7/8s, 4/1/33	Baa3	2,750,000	2,474,670

			9,367,750

New York (5.5%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Caa1	2,000,000	1,534,320
Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays
Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,074,040
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	581,502
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	975,375
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,144,240
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	Ba2	1,435,000	1,414,881
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	3,000,000	3,019,650
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BB	3,250,000	2,578,323
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	605,000	606,561
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	B/P	3,500,000	2,864,260
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B-	4,500,000	4,632,210
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	9,165,000	9,318,056
(British Airways PLC), 5 1/4s, 12/1/32	BB-	2,325,000	1,690,229
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	2,939,325
(Jetblue Airways Corp.), 5s, 5/15/20	B-	675,000	594,864
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,041,348
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,799,603
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,420,725
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	BB-	1,660,000	1,667,420
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	3,610,000	3,703,391
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,500,000	3,552,220
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	975,000	821,447
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	500,000	497,880
			54,471,870

North Carolina (0.6%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	1,000,000	1,028,260
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	400,000	398,660
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	753,788
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,112,200
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	1,813,620
			6,106,528

Ohio (3.9%)
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.28s, 10/1/31	VMIG1	2,851,000	2,851,000
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 7/8s, 6/1/30	BBB	5,000,000	4,231,900
Ser. A-2, 5 3/4s, 6/1/34	BBB	18,300,000	14,349,944
Ser. A-3, stepped-coupon bond, zero%, (6.25s,
12/1/12), 6/1/37 (STP)	BBB	13,800,000	9,598,865
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A-	2,900,000	2,765,295
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,695,000	1,144,278
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,550,000	1,569,949
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,521,703
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	754,035
			38,786,969

Oklahoma (0.9%)
OK State Tpk. Auth. VRDN, Ser. F, 0.28s, 1/1/28	VMIG1	8,550,000	8,550,000
			8,550,000

Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	7,300,000	7,333,726
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	2,062
Warm Springs Reservation, Confederated Tribes Rev.
Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s,
11/1/33	A3	1,800,000	1,823,616
			9,159,404

Pennsylvania (5.6%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	5,070,000	5,407,510
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	15,615,000	12,565,234

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.), 6 7/8s, 5/1/30	Ba2	3,400,000	3,572,686
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 0.31s, 4/1/41	VMIG1	750,000	750,000
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	3,840,000	3,604,838
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	AAA/P	1,700,000	1,964,826
7 1/4s, 7/1/24 (Prerefunded)	AAA/P	1,725,000	1,980,007
Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon
Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,501,667
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	2,899,800
6 3/8s, 7/1/30	BB-/P	1,375,000	1,321,416
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB/P	1,000,000	935,710
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	1,843,344
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	2,830,000	2,839,141
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	4,000,000	4,440,240
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	B1	1,390,000	1,440,763
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	975,060
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,505,100
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	5,515,765	1,655
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	535,300	161
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	2,675,000	2,647,608
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,220,000	1,222,464
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	2,007,880
			55,427,110

Puerto Rico (4.2%)
Cmnwlth. of PR, G.O. Bonds, Ser. C, 6s, 7/1/39	A3	2,515,000	2,678,752
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	14,500,000	15,212,820
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX,
5 1/4s, 7/1/40	A3	2,700,000	2,731,590
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	7,469,486
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. P, 6 3/4s, 7/1/36	A3	5,000,000	5,620,450
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/31	A+	31,000,000	8,545,460
			42,258,558

South Carolina (--%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	453,810
			453,810

South Dakota (0.4%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,615,000	3,620,712
			3,620,712

Tennessee (1.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Board VRDN
(Catholic Hlth. Initiatives), Ser. C, 0.2s, 5/1/39	VMIG1	800,000	800,000
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded)	BBB+/F	4,000,000	4,568,720
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded)	Baa1	3,000,000	3,395,280
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	2,880,000	2,923,488
(First Mtge. Mountain States Hlth.), Ser. A, 5 1/2s,
7/1/36	Baa1	1,900,000	1,828,541
			13,516,029

Texas (9.3%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	2,500,000	2,198,650
5.9s, 11/15/25	B+/P	6,850,000	5,705,913
Alliance, Arpt. Auth. Rev. Bonds
(American Airlines, Inc.), 5 1/4s, 12/1/29	CCC+	2,520,000	1,765,487
(Federal Express Corp.), 4.85s, 4/1/21	Baa2	4,000,000	3,996,480
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Ba1	4,500,000	3,780,135
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	5,150,000	5,173,021
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)

Ser. D-1, 8 1/4s, 5/1/33	CCC	3,000,000	1,938,900
5s, 3/1/41	CCC	1,000,000	465,260
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	1,850,000	1,877,010
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	3,763,195
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.)
6 3/8s, 5/1/35	CCC+	2,515,000	1,966,881
5 1/2s, 11/1/30	CCC+	1,500,000	1,075,785
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	505,885
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	2,505,000	2,510,661
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	8,400,000	8,455,691
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	4,985,000	4,070,402
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	2,450,000	2,551,504
Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	2,400,000	2,618,328
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	3,000,000	2,602,800
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	6,650,000	6,679,526
North TX, Thruway Auth. Rev. Bonds (Toll 2nd Tier),
Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,479,121
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15), 1/1/43 (STP)	A2	5,300,000	4,125,361
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	8,000,000	7,936,400
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	997,760
(Air Force Village), 6 3/8s, 11/15/44	BBB/F	5,825,000	5,725,101
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	2,095,000	2,035,983
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	3,350,000	3,519,510
Uptown, Dev. Auth. Tax Increment Contract Tax Alloc.
(Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB+	1,000,000	1,001,290
			92,522,040

Utah (0.4%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7.45s, 7/1/17	B+/P	600,000	601,254
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	3,026,730
			3,627,984

Virginia (2.7%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	986,227
Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac.
Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	2,000,000	1,804,260
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	3,860,000	3,874,474
6 1/2s, 6/1/22	BB+/P	3,000,000	3,024,600
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,357,900
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	1,174,716
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA	4,000,000	4,786,520
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	5,100,000	5,798,495
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB+/P	2,000,000	1,818,440
5.2s, 1/1/27	BB+/P	1,300,000	1,212,042
			26,837,674

Washington (1.4%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,065,000	2,089,078
6 1/2s, 6/1/26	BBB	4,705,000	4,852,171
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 5/8s, 10/1/40	Baa1	1,600,000	1,623,824
WA State Hlth. Care Fac. Auth. Rev. Bonds (WA Hlth.
Svcs.), 7s, 7/1/39	Baa2	3,000,000	3,210,840
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 2.7s, 1/1/32	VMIG1	1,400,000	1,400,000
WA State Hsg. Fin. Comm. VRDN (Local 82 - JATC Edl.
Dev. Trust), 0.3s, 11/1/25	A-1+	1,200,000	1,200,000
			14,375,913

West Virginia (0.7%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB	4,525,000	4,217,300
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	2,330,000	2,278,460
			6,495,760

Wisconsin (0.8%)

Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28 (Prerefunded)		Aaa	2,280,000	2,562,355
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39		BB/P	1,350,000	1,422,212
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29		BB/P	1,000,000	1,037,670
(Prohealth Care, Inc.), 6 5/8s, 2/15/39		A1	3,000,000	3,249,540
				8,271,777
Total municipal bonds and notes (cost $987,418,607)				$966,318,292

PREFERRED STOCKS (1.2%)(a)
			Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
7.50% cum. pfd.			5,843,143	$5,560,452
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-2,
4.90% cum. pfd.			2,000,000	1,503,520
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.			6,000,000	4,921,200

Total preferred stocks (cost $13,843,143)				$11,985,172

COMMON STOCKS (0.0%)(a)
			Shares	Value

Tembec, Inc. (Canada) (NON)			10,751	$28,659

Total common stocks (cost $8,077,612)				$28,659

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	3/03/12	CAD 0.00001	23,892	$11,986

Total warrants (cost $979,144)				$11,986

TOTAL INVESTMENTS

Total investments (cost $1,010,318,506) (b)				$978,344,109

Notes to The fund's portfolio

The Notes to The fund's portfolio is referencing the period from February 1, 2010 through April 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $994,973,393.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,010,125,914, resulting in gross unrealized appreciation and depreciation of $46,714,850 and $78,496,655, respectively, or net unrealized depreciation of $31,781,805.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(FWC) Forward commitments, in part or in entirety.

At the close of the reporting period, liquid assets totaling $2,000,000 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	39.90%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	28,659	--	--

Total common stocks	28,659	--	--

Municipal bonds and notes	--	966,318,292	--

Preferred stocks	--	11,985,172	--

Warrants	11,986	--	--

Totals by level	$40,645	$978,303,464	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010